Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Expenses [Abstract]
Termination Fee Paid		$ 315
Business Combination, Contingent Consideration, Liability		29
Change In Contingent Liability In Business Combination		25	$ 4
Settlement Of Stock Awards On Change Of Control	$ 38
Other Transaction And Severance Costs	90	$ 71
Other Transaction Costs	45
Restructuring costs incurred	$ 45